Related party transactions (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended							12 Months Ended
	Aug. 31, 2016	Dec. 31, 2015	Aug. 31, 2014	Apr. 30, 2014	Sep. 30, 2013	Aug. 31, 2013	Jul. 31, 2013	Dec. 31, 2015
Shareholder [Member]
Related Party Transaction [Line Items]
Salaries, Wages and Officers' Compensation	$ 30						$ 1
Payments for Other Fees			$ 25
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	30,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 1.62
Employee [Member]
Related Party Transaction [Line Items]
Payments for Other Fees		$ 15
Family Of Shareholder [Member]
Related Party Transaction [Line Items]
Payments for Other Fees		1
Proceeds From Monthly Office Administration Services Fee					$ 6
Advisor [Member]
Related Party Transaction [Line Items]
Salaries, Wages and Officers' Compensation								$ 28
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Salaries, Wages and Officers' Compensation				$ 19		$ 15		250
One Time Bonus			90
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Salaries, Wages and Officers' Compensation				$ 15		$ 6
One Time Bonus			$ 80
Payments For Bonus		$ 70						$ 70